GENERAL (Reconciliation of Redeemable Non-Controlling Interest) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GENERAL [Abstract]
Beginning of the year	$ 6,205	$ 5,662
Redeemable non-controlling interest			5,331
Net income attributable to non-controlling interest	735	252	348
Non-controlling interest share of contribution to equity in Caesarstone Canada Inc.		458
Foreign currency translation adjustments	166	(167)	(17)
Redeemable non-controlling interest-end of the year	$ 7,106	$ 6,205	$ 5,662